Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.01%
Advertising–0.04%
Omnicom Group, Inc.	91	$4,889
Aerospace & Defense–1.61%
Boeing Co. (The)	253	39,974
General Dynamics Corp.	132	19,370
L3Harris Technologies, Inc.	98	16,496
Lockheed Martin Corp.	126	47,750
Northrop Grumman Corp.	75	24,376
Raytheon Technologies Corp.	688	38,996
TransDigm Group, Inc.	23	9,926
		196,888
Agricultural & Farm Machinery–0.21%
Deere & Co.	144	25,389
Agricultural Products–0.08%
Archer-Daniels-Midland Co.	240	10,279
Air Freight & Logistics–0.62%
C.H. Robinson Worldwide, Inc.	58	5,436
Expeditors International of Washington, Inc.	70	5,915
FedEx Corp.	112	18,861
United Parcel Service, Inc., Class B	321	45,826
		76,038
Airlines–0.03%
Delta Air Lines, Inc.	68	1,698
Southwest Airlines Co.	66	2,039
		3,737
Alternative Carriers–0.08%
CenturyLink, Inc.	478	4,613
Liberty Global PLC, Class C (United Kingdom)(b)	233	5,303
		9,916
Apparel Retail–0.34%
Ross Stores, Inc.	150	13,450
TJX Cos., Inc. (The)	539	28,023
		41,473
Apparel, Accessories & Luxury Goods–0.22%
lululemon athletica, inc.(b)	53	17,256
VF Corp.	154	9,296
		26,552
Application Software–2.95%
Adobe, Inc.(b)	218	96,862
ANSYS, Inc.(b)	37	11,492
Autodesk, Inc.(b)	101	23,879
Cadence Design Systems, Inc.(b)	119	13,001
Citrix Systems, Inc.	54	7,709
DocuSign, Inc.(b)	82	17,780
Intuit, Inc.	114	34,926
RingCentral, Inc., Class A(b)	33	9,579
salesforce.com, inc.(b)	400	77,940
Shares		Value
Application Software–(continued)
Slack Technologies, Inc., Class A(b)	179	$5,290
Splunk, Inc.(b)	76	15,946
Synopsys, Inc.(b)	66	13,149
Workday, Inc., Class A(b)	79	14,293
Zoom Video Communications, Inc., Class A(b)	74	18,789
		360,635
Asset Management & Custody Banks–0.95%
Ameriprise Financial, Inc.	51	7,835
Bank of New York Mellon Corp. (The)	370	13,264
BlackRock, Inc.	69	39,676
Blackstone Group, Inc. (The), Class A	297	15,824
Franklin Resources, Inc.	118	2,484
KKR & Co., Inc., Class A	237	8,383
Northern Trust Corp.	87	6,816
State Street Corp.	148	9,441
T. Rowe Price Group, Inc.	95	13,120
		116,843
Auto Parts & Equipment–0.08%
Aptiv PLC(b)	125	9,719
Automobile Manufacturers–1.03%
Ford Motor Co.	1,706	11,277
General Motors Co.(b)	624	15,531
Tesla, Inc.(b)	69	98,723
		125,531
Automotive Retail–0.28%
AutoZone, Inc.(b)	10	12,074
CarMax, Inc.(b)	69	6,691
O’Reilly Automotive, Inc.(b)	32	15,276
		34,041
Biotechnology–2.46%
AbbVie, Inc.	806	76,497
Alexion Pharmaceuticals, Inc.(b)	96	9,839
Amgen, Inc.	262	64,104
Biogen, Inc.(b)	65	17,855
BioMarin Pharmaceutical, Inc.(b)	78	9,345
Gilead Sciences, Inc.	561	39,006
Incyte Corp.(b)	95	9,382
Moderna, Inc.(b)	105	7,781
Regeneron Pharmaceuticals, Inc.(b)	36	22,755
Seattle Genetics, Inc.(b)	75	12,470
Vertex Pharmaceuticals, Inc.(b)	118	32,096
		301,130
Broadcasting–0.10%
Fox Corp., Class A	251	6,468
ViacomCBS, Inc., Class B	241	6,283
		12,751
Building Products–0.28%
Carrier Global Corp.	379	10,324
Johnson Controls International PLC	312	12,006

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Building Products–(continued)
Trane Technologies PLC	103	$11,522
		33,852
Cable & Satellite–1.23%
Charter Communications, Inc., Class A(b)	72	41,760
Comcast Corp., Class A	2,061	88,211
Liberty Broadband Corp., Class C(b)	74	10,158
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	227	7,943
Sirius XM Holdings, Inc.	519	3,051
		151,123
Casinos & Gaming–0.05%
Las Vegas Sands Corp.	144	6,284
Commodity Chemicals–0.17%
Dow, Inc.	323	13,262
LyondellBasell Industries N.V., Class A	111	6,940
		20,202
Communications Equipment–0.88%
Arista Networks, Inc.(b)	26	6,754
Cisco Systems, Inc.	1,919	90,385
Motorola Solutions, Inc.	73	10,205
		107,344
Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	99	9,859
Construction Machinery & Heavy Trucks–0.46%
Caterpillar, Inc.	241	32,024
Cummins, Inc.	61	11,789
PACCAR, Inc.	149	12,677
		56,490
Construction Materials–0.10%
Martin Marietta Materials, Inc.	27	5,594
Vulcan Materials Co.	58	6,810
		12,404
Consumer Finance–0.47%
American Express Co.	360	33,595
Capital One Financial Corp.	193	12,314
Discover Financial Services	130	6,426
Synchrony Financial	241	5,333
		57,668
Copper–0.07%
Freeport-McMoRan, Inc.	631	8,153
Data Processing & Outsourced Services–4.41%
Automatic Data Processing, Inc.	196	26,050
Fidelity National Information Services, Inc.	280	40,967
Fiserv, Inc.(b)	253	25,247
FleetCor Technologies, Inc.(b)	34	8,791
Global Payments, Inc.	135	24,033
Mastercard, Inc., Class A	448	138,221
Paychex, Inc.	141	10,141
PayPal Holdings, Inc.(b)	507	99,408
Square, Inc., Class A(b)	177	22,983
Visa, Inc., Class A(c)	754	143,562
		539,403
Shares		Value
Distillers & Vintners–0.18%
Brown-Forman Corp., Class B	133	$9,222
Constellation Brands, Inc., Class A	70	12,474
		21,696
Distributors–0.05%
Genuine Parts Co.	62	5,589
Diversified Banks–2.74%
Bank of America Corp.(c)	3,787	94,221
Citigroup, Inc.	892	44,609
JPMorgan Chase & Co.	1,332	128,724
U.S. Bancorp	669	24,646
Wells Fargo & Co.	1,795	43,547
		335,747
Diversified Support Services–0.16%
Cintas Corp.	38	11,471
Copart, Inc.(b)	90	8,393
		19,864
Drug Retail–0.10%
Walgreens Boots Alliance, Inc.	313	12,742
Electric Utilities–1.79%
American Electric Power Co., Inc.	230	19,982
Avangrid, Inc.	25	1,245
Duke Energy Corp.	338	28,642
Edison International	173	9,631
Entergy Corp.	87	9,146
Eversource Energy	153	13,781
Exelon Corp.	425	16,409
FirstEnergy Corp.	236	6,844
NextEra Energy, Inc.	221	62,035
PPL Corp.	335	8,918
Southern Co. (The)	489	26,704
Xcel Energy, Inc.	229	15,810
		219,147
Electrical Components & Equipment–0.42%
AMETEK, Inc.	99	9,232
Eaton Corp. PLC	169	15,739
Emerson Electric Co.	254	15,750
Rockwell Automation, Inc.	50	10,907
		51,628
Electronic Components–0.19%
Amphenol Corp., Class A	128	13,537
Corning, Inc.	326	10,106
		23,643
Electronic Equipment & Instruments–0.07%
Keysight Technologies, Inc.(b)	81	8,091
Electronic Manufacturing Services–0.10%
TE Connectivity Ltd.	142	12,648
Environmental & Facilities Services–0.37%
Republic Services, Inc.	139	12,128
Waste Connections, Inc.	113	11,568
Waste Management, Inc.	196	21,481
		45,177
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Fertilizers & Agricultural Chemicals–0.08%
Corteva, Inc.	326	$9,311
Financial Exchanges & Data–1.15%
CME Group, Inc., Class A	164	27,254
Intercontinental Exchange, Inc.	246	23,808
MarketAxess Holdings, Inc.	16	8,267
Moody’s Corp.	84	23,629
MSCI, Inc.	36	13,535
Nasdaq, Inc.	50	6,565
S&P Global, Inc.	107	37,477
		140,535
Food Distributors–0.09%
Sysco Corp.	220	11,627
Food Retail–0.09%
Kroger Co. (The)	333	11,585
Footwear–0.43%
NIKE, Inc., Class B	537	52,417
General Merchandise Stores–0.49%
Dollar General Corp.	113	21,515
Dollar Tree, Inc.(b)	101	9,428
Target Corp.	226	28,449
		59,392
Gold–0.20%
Newmont Corp.	361	24,981
Health Care Distributors–0.19%
AmerisourceBergen Corp.	64	6,412
Cardinal Health, Inc.	126	6,882
McKesson Corp.	70	10,512
		23,806
Health Care Equipment–3.50%
Abbott Laboratories	801	80,613
Baxter International, Inc.	237	20,472
Becton, Dickinson and Co.	139	39,106
Boston Scientific Corp.(b)	659	25,418
Danaher Corp.	283	57,675
DexCom, Inc.(b)	43	18,728
Edwards Lifesciences Corp.(b)	284	22,269
IDEXX Laboratories, Inc.(b)	36	14,319
Intuitive Surgical, Inc.(b)	53	36,328
Medtronic PLC	605	58,371
ResMed, Inc.	63	12,758
Stryker Corp.	159	30,735
Zimmer Biomet Holdings, Inc.	90	12,137
		428,929
Health Care Facilities–0.13%
HCA Healthcare, Inc.(b)	122	15,450
Health Care REITs–0.19%
Healthpeak Properties, Inc.	255	6,959
Ventas, Inc.	163	6,253
Welltower, Inc.	188	10,069
		23,281
Health Care Services–0.67%
Cigna Corp.	167	28,839
Shares		Value
Health Care Services–(continued)
CVS Health Corp.	594	$37,386
Laboratory Corp. of America Holdings(b)	42	8,103
Quest Diagnostics, Inc.	58	7,370
		81,698
Health Care Supplies–0.08%
Align Technology, Inc.(b)	32	9,402
Health Care Technology–0.20%
Cerner Corp.	128	8,890
Veeva Systems, Inc., Class A(b)	60	15,874
		24,764
Home Improvement Retail–1.45%
Home Depot, Inc. (The)	481	127,700
Lowe’s Cos., Inc.	336	50,034
		177,734
Homebuilding–0.15%
D.R. Horton, Inc.	142	9,395
Lennar Corp., Class A	120	8,682
		18,077
Hotels, Resorts & Cruise Lines–0.15%
Hilton Worldwide Holdings, Inc.	116	8,706
Marriott International, Inc., Class A	115	9,640
		18,346
Household Products–1.82%
Church & Dwight Co., Inc.	106	10,211
Clorox Co. (The)	54	12,771
Colgate-Palmolive Co.	388	29,954
Kimberly-Clark Corp.	157	23,870
Procter & Gamble Co. (The)	1,116	146,330
		223,136
Hypermarkets & Super Centers–1.21%
Costco Wholesale Corp.	202	65,757
Walmart, Inc.	635	82,169
		147,926
Industrial Conglomerates–1.07%
3M Co.	260	39,122
General Electric Co.	3,987	24,201
Honeywell International, Inc.	311	46,454
Roper Technologies, Inc.	48	20,758
		130,535
Industrial Gases–0.70%
Air Products and Chemicals, Inc.	100	28,663
Linde PLC (United Kingdom)	231	56,620
		85,283
Industrial Machinery–0.61%
Dover Corp.	62	6,382
Fortive Corp.	129	9,054
Illinois Tool Works, Inc.	143	26,454
Otis Worldwide Corp.	190	11,921
Parker-Hannifin Corp.	56	10,019
Stanley Black & Decker, Inc.	70	10,732
		74,562
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Industrial REITs–0.29%
Prologis, Inc.	333	$35,105
Insurance Brokers–0.49%
Aon PLC, Class A	104	21,343
Marsh & McLennan Cos., Inc.	235	27,401
Willis Towers Watson PLC	56	11,760
		60,504
Integrated Oil & Gas–1.29%
Chevron Corp.	840	70,510
Exxon Mobil Corp.	1,922	80,878
Occidental Petroleum Corp.	394	6,201
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	49	276
		157,865
Integrated Telecommunication Services–1.65%
AT&T, Inc.	3,161	93,503
Verizon Communications, Inc.	1,882	108,177
		201,680
Interactive Home Entertainment–0.39%
Activision Blizzard, Inc.	347	28,672
Electronic Arts, Inc.(b)	132	18,694
		47,366
Interactive Media & Services–5.77%
Alphabet, Inc., Class A(b)	269	400,259
Facebook, Inc., Class A(b)	1,080	273,964
IAC/InterActiveCorp.(b)	32	4,237
Match Group, Inc.(b)	69	7,086
Snap, Inc., Class A(b)	388	8,699
Twitter, Inc.(b)	332	12,085
		706,330
Internet & Direct Marketing Retail–5.61%
Amazon.com, Inc.(b)(c)	194	613,948
Booking Holdings, Inc.(b)	18	29,918
eBay, Inc.	252	13,931
Expedia Group, Inc.	50	4,050
MercadoLibre, Inc. (Argentina)(b)	22	24,742
		686,589
Internet Services & Infrastructure–0.37%
Akamai Technologies, Inc.(b)	69	7,758
Okta, Inc.(b)	52	11,491
Twilio, Inc., Class A(b)	56	15,536
VeriSign, Inc.(b)	49	10,372
		45,157
Investment Banking & Brokerage–0.67%
Charles Schwab Corp. (The)	537	17,802
Goldman Sachs Group, Inc. (The)	147	29,100
Morgan Stanley	556	27,177
TD Ameritrade Holding Corp.	215	7,716
		81,795
IT Consulting & Other Services–1.06%
Accenture PLC, Class A	288	64,737
Cognizant Technology Solutions Corp., Class A	233	15,918
International Business Machines Corp.	402	49,422
		130,077
Shares		Value
Life & Health Insurance–0.33%
Aflac, Inc.	282	$10,031
MetLife, Inc.	390	14,761
Principal Financial Group, Inc.	117	4,964
Prudential Financial, Inc.	169	10,710
		40,466
Life Sciences Tools & Services–1.13%
Agilent Technologies, Inc.	135	13,004
Illumina, Inc.(b)	68	25,987
IQVIA Holdings, Inc.(b)	79	12,513
Mettler-Toledo International, Inc.(b)	10	9,350
Thermo Fisher Scientific, Inc.	175	72,441
Waters Corp.(b)	26	5,542
		138,837
Managed Health Care–1.64%
Anthem, Inc.	113	30,939
Centene Corp.(b)	245	15,986
Humana, Inc.	61	23,940
UnitedHealth Group, Inc.	429	129,893
		200,758
Metal & Glass Containers–0.09%
Ball Corp.	142	10,456
Movies & Entertainment–1.57%
Netflix, Inc.(b)	197	96,309
Walt Disney Co. (The)	820	95,891
		192,200
Multi-line Insurance–0.15%
American International Group, Inc.	371	11,924
Hartford Financial Services Group, Inc. (The)	155	6,560
		18,484
Multi-Sector Holdings–1.44%
Berkshire Hathaway, Inc., Class B(b)	903	176,789
Multi-Utilities–0.92%
Ameren Corp.	107	8,586
CMS Energy Corp.	125	8,022
Consolidated Edison, Inc.	147	11,294
Dominion Energy, Inc.	389	31,521
DTE Energy Co.	83	9,597
Public Service Enterprise Group, Inc.	220	12,307
Sempra Energy	141	17,549
WEC Energy Group, Inc.	138	13,146
		112,022
Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	56	9,943
Boston Properties, Inc.	67	5,969
		15,912
Oil & Gas Equipment & Services–0.13%
Baker Hughes Co., Class A	288	4,461
Schlumberger Ltd.	606	10,993
		15,454
Oil & Gas Exploration & Production–0.38%
Concho Resources, Inc.	82	4,308
ConocoPhillips	487	18,209
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	253	$11,853
Hess Corp.	120	5,905
Pioneer Natural Resources Co.	70	6,785
		47,060
Oil & Gas Refining & Marketing–0.26%
Marathon Petroleum Corp.	282	10,772
Phillips 66	188	11,660
Valero Energy Corp.	176	9,897
		32,329
Oil & Gas Storage & Transportation–0.26%
Cheniere Energy, Inc.(b)	106	5,245
Kinder Morgan, Inc.	844	11,900
ONEOK, Inc.	180	5,024
Williams Cos., Inc. (The)	528	10,101
		32,270
Packaged Foods & Meats–1.10%
Campbell Soup Co.	84	4,164
Conagra Brands, Inc.	212	7,939
General Mills, Inc.	265	16,767
Hershey Co. (The)	64	9,306
Hormel Foods Corp.	235	11,952
JM Smucker Co. (The)	48	5,249
Kellogg Co.	150	10,348
Kraft Heinz Co. (The)	422	14,508
McCormick & Co., Inc.	54	10,525
Mondelez International, Inc., Class A	642	35,625
Tyson Foods, Inc., Class A	125	7,681
		134,064
Paper Packaging–0.10%
Amcor PLC	666	6,860
International Paper Co.	171	5,949
		12,809
Personal Products–0.17%
Estee Lauder Cos., Inc. (The), Class A	105	20,742
Pharmaceuticals–4.24%
Bristol-Myers Squibb Co.	986	57,839
Eli Lilly and Co.	436	65,527
Johnson & Johnson	1,196	174,329
Merck & Co., Inc.	1,139	91,393
Pfizer, Inc.	2,533	97,470
Zoetis, Inc.	215	32,611
		519,169
Property & Casualty Insurance–0.67%
Allstate Corp. (The)	132	12,460
Chubb Ltd.	206	26,211
Markel Corp.(b)	6	6,267
Progressive Corp. (The)	270	24,392
Travelers Cos., Inc. (The)	108	12,357
		81,687
Railroads–0.86%
CSX Corp.	348	24,826
Kansas City Southern	39	6,702
Norfolk Southern Corp.	116	22,297
Shares		Value
Railroads–(continued)
Union Pacific Corp.	299	$51,832
		105,657
Real Estate Services–0.05%
CBRE Group, Inc., Class A(b)	146	6,396
Regional Banks–0.64%
Fifth Third Bancorp	310	6,157
First Republic Bank	75	8,436
KeyCorp	419	5,032
M&T Bank Corp.	54	5,721
PNC Financial Services Group, Inc. (The)	192	20,481
Regions Financial Corp.	413	4,485
SVB Financial Group(b)	23	5,158
Truist Financial Corp.	624	23,375
		78,845
Research & Consulting Services–0.41%
CoStar Group, Inc.(b)	17	14,446
Equifax, Inc.	53	8,616
IHS Markit Ltd.	172	13,885
Verisk Analytics, Inc.	69	13,021
		49,968
Residential REITs–0.20%
AvalonBay Communities, Inc.	62	9,493
Equity Residential	161	8,634
Essex Property Trust, Inc.	29	6,402
		24,529
Restaurants–1.07%
Chipotle Mexican Grill, Inc.(b)	12	13,862
McDonald’s Corp.	336	65,278
Starbucks Corp.	522	39,949
Yum! Brands, Inc.	130	11,836
		130,925
Retail REITs–0.14%
Realty Income Corp.	151	9,067
Simon Property Group, Inc.	131	8,168
		17,235
Semiconductor Equipment–0.53%
Applied Materials, Inc.	418	26,890
KLA Corp.	66	13,189
Lam Research Corp.	67	25,269
		65,348
Semiconductors–4.08%
Advanced Micro Devices, Inc.(b)	507	39,257
Analog Devices, Inc.	171	19,639
Broadcom, Inc.	177	56,065
Intel Corp.	1,875	89,494
Marvell Technology Group Ltd.	285	10,394
Maxim Integrated Products, Inc.	113	7,694
Microchip Technology, Inc.	107	10,885
Micron Technology, Inc.(b)	513	25,678
NVIDIA Corp.	269	114,215
QUALCOMM, Inc.	500	52,805
Skyworks Solutions, Inc.	70	10,191
Texas Instruments, Inc.	407	51,913
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Semiconductors–(continued)
Xilinx, Inc.	101	$10,842
		499,072
Soft Drinks–1.59%
Coca-Cola Co. (The)	1,946	91,929
Keurig Dr Pepper, Inc.	131	4,007
Monster Beverage Corp.(b)	159	12,479
PepsiCo, Inc.	626	86,175
		194,590
Specialized REITs–1.41%
American Tower Corp.	200	52,278
Crown Castle International Corp.	189	31,506
Digital Realty Trust, Inc.	127	20,389
Equinix, Inc.	40	31,419
Public Storage	66	13,192
SBA Communications Corp., Class A	48	14,954
Weyerhaeuser Co.	325	9,038
		172,776
Specialty Chemicals–0.69%
Celanese Corp.	50	4,860
DuPont de Nemours, Inc.	338	18,076
Ecolab, Inc.	129	24,134
PPG Industries, Inc.	102	10,980
Sherwin-Williams Co. (The)	41	26,565
		84,615
Specialty Stores–0.04%
Ulta Beauty, Inc.(b)	24	4,632
Steel–0.04%
Nucor Corp.	129	5,412
Systems Software–6.59%
Fortinet, Inc.(b)	57	7,883
Microsoft Corp.(c)	3,381	693,139
NortonLifeLock, Inc.	240	5,148
Oracle Corp.	873	48,408
Palo Alto Networks, Inc.(b)	40	10,237
ServiceNow, Inc.(b)	86	37,771
VMware, Inc., Class A(b)	34	4,767
		807,353
Technology Hardware, Storage & Peripherals–6.98%
Apple, Inc.(c)	1,922	816,927
Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Dell Technologies, Inc., Class C(b)	118	$7,060
Hewlett Packard Enterprise Co.	558	5,507
HP, Inc.	601	10,565
NetApp, Inc.	93	4,120
Seagate Technology PLC	108	4,884
Western Digital Corp.	128	5,517
		854,580
Tobacco–0.72%
Altria Group, Inc.	839	34,525
Philip Morris International, Inc.	703	53,997
		88,522
Trading Companies & Distributors–0.15%
Fastenal Co.	248	11,666
W.W. Grainger, Inc.	20	6,831
		18,497
Trucking–0.17%
Old Dominion Freight Line, Inc.	46	8,410
Uber Technologies, Inc.(b)	397	12,013
		20,423
Water Utilities–0.09%
American Water Works Co., Inc.	78	11,487
Wireless Telecommunication Services–0.16%
T-Mobile US, Inc.(b)	180	19,328
Total Common Stocks & Other Equity Interests (Cost $9,790,305)		12,121,508
Money Market Funds–1.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(d)(e)	43,365	43,365
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(d)(e)	39,942	39,966
Invesco Treasury Portfolio, Institutional Class, 0.07%(d)(e)	49,559	49,559
Total Money Market Funds (Cost $132,882)		132,890
TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $9,923,187)		12,254,398
OTHER ASSETS LESS LIABILITIES—(0.09)%		(11,309)
NET ASSETS–100.00%		$12,243,089
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,686	$2,099,984	$(2,086,305)	$-	$-	$43,365	$340
Invesco Liquid Assets Portfolio, Institutional Class	21,210	1,612,967	(1,594,115)	7	(103)	39,966	422
Invesco Treasury Portfolio, Institutional Class	33,927	2,399,982	(2,384,350)	-	-	49,559	368
Total	$84,823	$6,112,933	$(6,064,770)	$7	$(103)	$132,890	$1,130

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,121,508	$—	$—	$12,121,508
Money Market Funds	132,890	—	—	132,890
Total Investments	$12,254,398	$—	$—	$12,254,398
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco U.S. Managed Volatility Fund